Shareholder Report, Line Graph (Details) - USD ($)											12 Months Ended
	Aug. 31, 2024	Aug. 31, 2023	Aug. 31, 2022	Aug. 31, 2021	Aug. 31, 2020	Aug. 31, 2019	Aug. 31, 2018	Aug. 31, 2017	Aug. 31, 2016	Aug. 31, 2015	Aug. 31, 2025
Investor Class
Account Value [Line Items]
Line Graph and Table Measure Name											Investor Class
Accumulated Value	$ 14,464	$ 13,147	$ 12,377	$ 15,433	$ 12,282	$ 11,917	$ 12,705	$ 10,706	$ 10,250	$ 10,000	$ 14,450
Investor Class
Account Value [Line Items]
Line Graph and Table Measure Name											Investor Class
Accumulated Value	13,634	12,447	11,734	15,550	12,089	11,469	12,625	10,216	10,068	10,000	$ 13,188
Lipper Balanced Funds Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Lipper Balanced Funds Index
Accumulated Value	19,546	16,788	15,674	17,847	14,751	13,288	12,797	11,804	10,760	10,000	$ 21,323
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											S&P 500 TR
Accumulated Value	33,721	26,524	22,876	25,770	19,647	16,112	15,655	13,082	11,255	10,000	$ 39,076
Bloomberg Intermediate Government/Credit Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg Intermediate Government/Credit Index
Accumulated Value	11,782	11,000	10,940	11,917	11,898	11,230	10,386	10,492	10,407	10,000	$ 12,336
S&P 500/Bloomberg Cap Int Govt/Cr Bd [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											S&P 500/Bloomberg Cap Int Govt/Cr Bd
Accumulated Value	23,897	19,928	18,016	19,986	16,706	14,310	13,612	12,141	10,972	10,000	$ 26,770
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											S&P 500 TR
Accumulated Value	33,721	26,524	22,876	25,770	19,647	16,112	15,655	13,082	11,255	10,000	$ 39,076
Lipper Mid Cap Growth Funds Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Lipper Mid Cap Growth Funds Index
Accumulated Value	$ 23,465	$ 20,755	$ 19,063	$ 26,496	$ 20,137	$ 16,101	$ 15,331	$ 12,182	$ 10,422	$ 10,000	$ 25,577